Notes and Convertible Notes Payable - Schedule of Net Amortized Value (Details) - Notes Payable [Member] - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Notes and Convertible Notes Payable [Line Items]
Principal Outstanding	$ 386,231	$ 213,119
Unamortized Discount	(92,294)	(27,414)
Amortized Carrying Value	$ 293,937	185,705
04/24/24 [Member]
Notes and Convertible Notes Payable [Line Items]
Maturity Date	Feb. 28, 2025
Principal Outstanding		36,064
Unamortized Discount		(8,772)
Amortized Carrying Value		27,292
08/01/24 [Member]
Notes and Convertible Notes Payable [Line Items]
Maturity Date	Jul. 31, 2026
Principal Outstanding	$ 93,186	177,055
Unamortized Discount	(9,649)	(18,642)
Amortized Carrying Value	$ 83,537	158,413
01/16/25 [Member]
Notes and Convertible Notes Payable [Line Items]
Maturity Date	Nov. 15, 2025
Principal Outstanding	$ 33,746
Unamortized Discount	(12,999)
Amortized Carrying Value	$ 20,747
01/24/25 [Member]
Notes and Convertible Notes Payable [Line Items]
Maturity Date	Nov. 30, 2025
Principal Outstanding	$ 42,280
Unamortized Discount	(9,615)
Amortized Carrying Value	$ 32,665
02/14/25 [Member]
Notes and Convertible Notes Payable [Line Items]
Maturity Date	Dec. 15, 2025
Principal Outstanding	$ 40,958
Unamortized Discount	(10,826)
Amortized Carrying Value	$ 30,132
07/29/25 [Member]
Notes and Convertible Notes Payable [Line Items]
Maturity Date	May 30, 2026
Principal Outstanding	$ 176,061
Unamortized Discount	(49,205)
Amortized Carrying Value	$ 126,856